Property & Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 4 - PROPERTY & EQUIPMENT

Long lived assets, including property and equipment and certain intangible assets to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Property and Equipment and intangible assets are first recorded at cost. Depreciation and/or amortization is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Property and equipment, stated at cost, less accumulated depreciation consisted of the following:

	March 31, 2022	December 31, 2021
Furniture/fixtures	$27,310	$14,904
Office equipment	14,522	14,522
Automobile	29,905	29,905
Tooling/Molds	189,490	176,990
Less: accumulated depreciation	(147,792)	(131,260)
Property and equipment, net	$113,435	$105,061

Depreciation expense

Depreciation expense for the three months ended March 31, 2022 and 2021 was $16,532 and $12,890, respectively.

NOTE 4 - PROPERTY & EQUIPMENT

Long lived assets, including property and equipment and certain intangible assets to be held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Impairment losses are recognized if expected future cash flows of the related assets are less than their carrying values. Measurement of an impairment loss is based on the fair value of the asset. Long-lived assets and certain identifiable intangibles to be disposed of are reported at the lower of carrying amount or fair value less cost to sell.

Property and Equipment and intangible assets are first recorded at cost. Depreciation and/or amortization is computed using the straight-line method over the estimated useful lives of the various classes of assets as follows between three and five years.

Maintenance and repair expenses, as incurred, are charged to expense. Betterments and renewals are capitalized in plant and equipment accounts. Cost and accumulated depreciation applicable to items replaced or retired are eliminated from the related accounts with any gain or loss on the disposition included as income.

Assets stated at cost, less accumulated depreciation consisted of the following:

	December 31, 2021	December 31, 2020
Furniture/fixtures	$14,904	$14,904
Office equipment	14,522	7,136
Automobile	29,905	17,189
Tooling/Molds	176,990	141,785
Less: accumulated depreciation	(131,260)	(85,643)
Fixed assets, net	$105,061	$95,371

Depreciation expense

Depreciation expense for the years ended December 31, 2021 and 2020 was $57,561 and $49,153, respectively.